Share-Based Payment - Summary of Cash-Settled Share-Based Payment Transactions (Detail) R$ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 BRL (R$) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount of share outstanding	10,902,528	10,902,528	10,515,712
Fair value of liability | $		$ 36.4	$ 27.4
Grants on Apr. 12, 2018 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	04.12.2018	04.12.2018
Amount of shares granted	1,622,986	1,622,986
Fair value on grant date | R$	R$ 35.2
Amount of share outstanding			167,347
Fair value of liability | $			$ 0.4
Grants on Mar. 12, 2019 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	03.12.2019	03.12.2019
Right of acquisition date	03.12.2024	03.12.2024
Amount of shares granted	1,349,153	1,349,153
Fair value on grant date | R$	R$ 26.0
Amount of share outstanding	159,471	159,471	323,415
Fair value of liability | $		$ 0.8	$ 0.8
Grants on Mar. 24, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	03.24.2020	03.24.2020
Right of acquisition date	03.24.2025	03.24.2025
Amount of shares granted	1,633,741	1,633,741
Fair value on grant date | R$	R$ 27.7
Amount of share outstanding	293,810	293,810	1,157,029
Fair value of liability | $		$ 1.4	$ 3.0
Grants on Nov. 13, 2020 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	11.13.2020	11.13.2020
Amount of shares granted	6,530,000	6,530,000
Fair value on grant date | R$	R$ 43.6
Amount of share outstanding			4,326,111
Fair value of liability | $			$ 11.3
Grants on Mar. 18, 2021 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	03.18.2021	03.18.2021
Right of acquisition date	03.18.2024	03.18.2024
Amount of shares granted	2,181,442	2,181,442
Fair value on grant date | R$	R$ 24.6
Amount of share outstanding	1,851,098	1,851,098	1,293,066
Fair value of liability | $		$ 9.0	$ 3.4
Grants on Mar. 11, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	03.11.2022	03.11.2022
Right of acquisition date	03.11.2025	03.11.2025
Amount of shares granted	2,292,434	2,292,434
Fair value on grant date | R$	R$ 40.4
Amount of share outstanding	1,258,779	1,258,779	631,352
Fair value of liability | $		$ 6.1	$ 1.7
Grants on Sep. 05, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	09.05.2022	09.05.2022
Right of acquisition date	09.05.2027	09.05.2027
Amount of shares granted	13,621,919	13,621,919
Fair value on grant date | R$	R$ 187.1
Amount of share outstanding	4,537,104	4,537,104	2,074,484
Fair value of liability | $		$ 9.9	$ 5.4
Grants on Nov. 18, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	11.18.2022	11.18.2022
Right of acquisition date	11.18.2026	11.18.2026
Amount of shares granted	4,494,033	4,494,033
Fair value on grant date | R$	R$ 78.7
Amount of share outstanding	1,717,621	1,717,621	542,908
Fair value of liability | $		$ 4.0	$ 1.4
Grants on Mar. 09, 2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	03.09.2023	03.09.2023
Right of acquisition date	03.09.2026	03.09.2026
Amount of shares granted	3,471,772	3,471,772
Fair value on grant date | R$	R$ 56.7
Amount of share outstanding	936,998	936,998
Fair value of liability | $		$ 4.5
Grants on Sep. 13, 2023 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Date of grants	09.13.2023	09.13.2023
Right of acquisition date	09.13.2027	09.13.2027
Amount of shares granted	1,802,095	1,802,095
Fair value on grant date | R$	R$ 33.3
Amount of share outstanding	147,647	147,647
Fair value of liability | $		$ 0.7